Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business combinations
summary of finalized fair values of the identifiable assets and liabilities
Net assets acquired
Inventory	$124
Property and equipment	81
Right of use asset	80
Customer lists	259
Goodwill	460
Current portion of lease obligation	(56)
Lease obligation	(24)
Net assets acquired	$924
Summary of purchase consideration
Cash paid	$542
Acquisition Payable	382
Purchase consideration	$924
Net assets acquired
Inventory	259
Property and equipment	24
Right of use asset	316
Customer lists	695
Goodwill	603
Current portion of lease obligation	(56)
Lease obligation	(260)
Net assets acquired	$1,581
Summary of purchase consideration
Cash paid	$1,500
Holdback payable	81
Purchase consideration	$1,581